Right-of-use assets and Lease liabilities - Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right-Of-Use Assets And Lease Liabilities
Current lease liabilities	$ 22,196	$ 23,011
Non-current lease liabilities	$ 50,782	$ 60,801